WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 109.3%
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 3.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	750,000		$664,313	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,390,000		1,198,660	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,150,000		581,775	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,170,000		765,519	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	210,000		171,577	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000		73,474
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	1,130,000		1,124,231
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	750,000		747,919	(a)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	300,000		298,440	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000		499,808	(a)

Total Diversified Telecommunication Services					6,125,716

Entertainment - 0.5%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	870,000		900,590	(a)

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000		421,680	(a)

Media - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,230,000		920,831	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000		623,242	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	750,000		708,427	(a)
DISH DBS Corp., Senior Notes	7.375%	7/1/28	460,000		224,887
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,320,000		991,800
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	480,000		409,200
United Group BV, Senior Secured Notes	5.250%	2/1/30	540,000	EUR	558,936	(b)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	350,000		339,550	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - continued
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,260,000		$1,089,063	(a)
Virgin Media Vendor Financing Notes III
DAC, Senior Secured Notes	4.875%	7/15/28	500,000	GBP	562,942	(a)

Total Media					6,428,878

Wireless Telecommunication Services - 3.5%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	3,660,000		2,155,740	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	800,000		594,748	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		647,812	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000		596,029
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000		1,401,892
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000	GBP	473,078	(a)

Total Wireless Telecommunication Services					5,869,299

Total Communication Services					19,746,163

CONSUMER DISCRETIONARY - 22.3%
Automobile Components - 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000		514,238	(a)
American Axle & Manufacturing Inc.,
Senior Notes	6.500%	4/1/27	1,450,000		1,433,385
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,800,000		1,846,247	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	500,000		510,891	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	510,000		531,764	(a)

Total Automobile Components					4,836,525

Automobiles - 2.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,990,000		1,633,102
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000		530,349
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		352,952
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,500,000		1,382,078	(a)

Total Automobiles					3,898,481

Broadline Retail - 1.8%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	750,000		630,375
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	300,000	GBP	363,993	(b)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	470,000		484,838	(a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,800,000		1,508,290

Total Broadline Retail					2,987,496

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Distributors - 0.7%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,110,000		$1,168,275	(a)
Diversified Consumer Services - 2.0%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,730,000	EUR	1,833,084	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	510,000		443,906	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		795,827
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	330,000		239,788	(a)

Total Diversified Consumer Services					3,312,605

Hotels, Restaurants & Leisure - 11.9%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,350,000	EUR	1,424,792	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	30,000		32,749	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,760,000	EUR	2,336,939
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	460,000		469,797	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	710,000		666,381	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,162,482	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000		1,140,331
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	530,000		477,348	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	490,000		478,975	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	190,000		200,049	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,830,000		1,786,160	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000		1,865,475	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000		1,152,508	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	810,000	GBP	1,012,015	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	310,000	GBP	348,861	(b)
Sands China Ltd., Senior Notes	3.100%	3/8/29	680,000		587,373
Sands China Ltd., Senior Notes	3.250%	8/8/31	650,000		542,366
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	764,000		737,940	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000		153,802	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	450,000	GBP	486,190	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	850,000		799,698	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	270,000		243,534	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	1,330,000		$1,255,546	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	470,000		485,655	(a)

Total Hotels, Restaurants & Leisure					19,846,966

Specialty Retail - 0.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000		190,147	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	590,000		458,819	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	560,000		558,768

Total Specialty Retail					1,207,734

Total Consumer Discretionary					37,258,082

CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	320,000	GBP	383,250	(b)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		490,871	(a)

Total Consumer Staples					874,121

ENERGY - 26.0%
Energy Equipment & Services - 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	500,000		514,449	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	540,000		439,520	(a)

Total Energy Equipment & Services					953,969

Oil, Gas & Consumable Fuels - 25.4%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000		1,172,766
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000		100,955	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000		1,034,567
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000		759,871
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000		243,641
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	400,000		418,987	(a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000		670,620
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,490,000		1,846,176	(c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	320,000		226,718
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000		80,956

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	680,000	$632,513	(d)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,060,000	994,550	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000	542,602	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,540,000	1,433,454	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,306,909
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	470,000	505,224	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	500,000	407,312	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,565,843
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,583,771	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	204,000	204,758
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	700,127
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	450,897
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	315,081
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	2,910,000	2,888,609
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,374,880	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	500,000	342,218	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	165,621
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,732,000	2,339,344
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	759,961
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	448,947
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	325,224	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	600,000	595,567	(a)(e)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	960,000	950,742	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,233,429
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,559,023

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	5

Western Asset Global High Income Fund Inc.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	660,000	$695,314	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	314,632
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,794,010
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	431,273
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,216,000	5,503,117
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	677,016
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	378,384
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	580,253
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,485,915
YPF SA, Senior Notes	8.500%	7/28/25	550,000	537,244	(a)

Total Oil, Gas & Consumable Fuels				42,579,021

Total Energy				43,532,990

FINANCIALS - 16.5%
Banks - 10.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,340,000	1,175,589	(a)(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,800,000	1,800,308	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	570,000	521,115	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,400,000	2,422,838	(a)(d)(e)
Comerica Bank, Senior Notes	2.500%	7/23/24	620,000	611,149
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,207,408	(a)(d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,073,269	(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,250,000	2,230,313	(a)

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	500,000	$499,756	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	2,360,000	2,329,231	(d)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,600,000	2,655,316	(a)(e)

Total Banks				17,526,292

Capital Markets - 1.2%
Credit Suisse AG AT1 Claim	—	—	4,900,000	600,250	*(f)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	330,000	334,457	(a)(g)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	600,000	594,000	(b)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	535,050	(a)(d)(e)

Total Capital Markets				2,063,757

Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000	479,199
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	412,057

Total Consumer Finance				891,256

Financial Services - 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000	3,326,100
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	968,855
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,207,656	2,100,032	(a)(h)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	210,000	219,202	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Financial Services - continued
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP$	136,174	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	530,000		387,727	(a)

Total Financial Services					7,138,090

Total Financials					27,619,395

HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.4%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	700,000		628,249	(a)
Health Care Providers & Services - 1.6%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000		409,447
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000		190,469	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	700,000		713,686	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000		538,672	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000		858,672

Total Health Care Providers & Services					2,710,946

Pharmaceuticals - 3.9%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	840,000		479,589	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	672,000	EUR	705,364	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	310,000		196,831	*(a)(i)
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000		4,447,918
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000		649,177

Total Pharmaceuticals					6,478,879

Total Health Care					9,818,074

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	2.950%	2/1/30	1,000,000		877,200
Bombardier Inc., Senior Notes	7.500%	2/1/29	620,000		629,371	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	940,000		965,446	(a)

Total Aerospace & Defense					2,472,017

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	360,000	$347,028	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	640,000	571,210	(a)

Total Building Products				918,238

Commercial Services & Supplies - 1.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,700,000	1,738,641
CoreCivic Inc., Senior Notes	4.750%	10/15/27	80,000	75,495
GEO Group Inc., Secured Notes	10.500%	6/30/28	880,000	900,178
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	440,000	450,609	(a)

Total Commercial Services & Supplies				3,164,923

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	396,160	(a)

Machinery - 0.5%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	810,000	804,882

Passenger Airlines - 7.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,030,000	1,984,997	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,200,000	1,262,260	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	823,897
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	712,304
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	6,151,001	(a)(c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,078,693	1,505,244	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	490,000	354,824	(a)

Total Passenger Airlines				12,794,527

Trading Companies & Distributors - 1.1%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,280,000	1,156,241	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	745,804

Total Trading Companies & Distributors				1,902,045

Total Industrials				22,452,792

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.6%
CommScope Inc., Senior Notes	7.125%	7/1/28	182,000	72,988	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	270,000	185,227	(a)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Communications Equipment - continued
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	810,000	$290,766	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	660,000	464,475	(a)

Total Communications Equipment				1,013,456

Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,312,202
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	610,709

Total Technology Hardware, Storage & Peripherals				1,922,911

Total Information Technology				2,936,367

MATERIALS - 6.4%
Chemicals - 1.4%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	750,000	543,289	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	892,883	(a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	930,000	931,483	(a)

Total Chemicals				2,367,655

Construction Materials - 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	730,000	774,361	(a)

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,840,000	1,336,662	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	363,223	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	1,062,075

Total Containers & Packaging				2,761,960

Metals & Mining - 2.9%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	355,175	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,218,020
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	630,000	653,664	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	200,000	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	480,000	480,000	(a)

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - continued
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000		$1,524,130	(c)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000		454,341

Total Metals & Mining					4,885,330

Total Materials					10,789,306

REAL ESTATE - 2.4%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	140,000		106,548

Hotel & Resort REITs - 0.6%
Service Properties Trust, Senior Notes	5.500%	12/15/27	640,000		603,241
Service Properties Trust, Senior Notes	4.375%	2/15/30	560,000		432,249

Total Hotel & Resort REITs					1,035,490

Real Estate Management & Development - 1.3%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000		9,124	*(b)(i)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/25	200,000		4,500	*(b)(i)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	400,000		34,424	*(b)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	180,000		187,555	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	500,000	EUR	303,756	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	1,920,000	EUR	1,616,714	(b)

Total Real Estate Management & Development					2,156,073

Specialized REITs - 0.4%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	710,000		721,407	(a)

Total Real Estate					4,019,518

UTILITIES - 2.3%
Electric Utilities - 0.9%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	680,000		625,417	(b)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		383,378
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	550,000		569,391	(a)

Total Electric Utilities					1,578,186

Gas Utilities - 1.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,340,000		2,307,369

Total Utilities					3,885,555

Total Corporate Bonds & Notes (Cost - $172,201,055)					182,932,363

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 20.4%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	$1,068,780	(a)

Argentina - 0.8%
Provincia de Buenos Aires, Senior Notes,
Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	160,627	62,444	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	319,800	(a)
Provincia de Cordoba, Senior Notes
(6.875% PIK)	6.875%	2/1/29	1,370,000	1,003,525

Total Argentina				1,385,769

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	409,063	(a)

Colombia - 1.4%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	772,810
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	1,025,861
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	830,000	555,370

Total Colombia				2,354,041

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	519,500	(a)

Dominican Republic - 1.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	564,239	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,702,258	(a)

Total Dominican Republic				2,266,497

Ecuador - 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/24 then 5.000%)	2.500%	7/31/40	480,000	210,720	(a)

Egypt - 0.9%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,780,000	1,520,478	(b)

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 0.6%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000		$1,054,517	(b)
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	15,033

Total Indonesia					1,069,550

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000		1,318,676	(a)

Jamaica - 0.4%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		588,890

Jordan - 0.5%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000		870,485	(a)

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	600,000		542,250	(a)

Mexico - 4.3%
Mexican Bonos, Bonds	7.750%	5/29/31	77,360,000	MXN	4,210,439
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000		1,674,359
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000		1,241,414

Total Mexico					7,126,212

Nigeria - 1.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	920,000		814,200	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,450,000		1,170,679	(b)

Total Nigeria					1,984,879

Oman - 1.0%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,600,000		1,604,000	(a)
Panama - 0.8%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,890,000		1,329,656
Peru - 1.2%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		1,968,677

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Philippines - 0.4%
Philippine Government International Bond, Senior Notes	2.650%	12/10/45	1,000,000		$652,935

Qatar - 0.9%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	1,500,000		1,434,267	(a)

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000		375,032	(a)

Supranational - 0.5%
European Bank for Reconstruction & Development, Senior Notes	4.250%	2/7/28	13,000,000,000	IDR	777,270

Turkey - 1.3%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	2,000,000		1,887,580
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	500,000		347,512
Total Turkey					2,235,092

Ukraine - 0.3%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	1,950,000		512,183	*(a)(i)

Total Sovereign Bonds (Cost - $32,513,422)					34,124,902

SENIOR LOANS - 4.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%

iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.441%	5/1/26	720,000		637,200	(e)(k)(l)

CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.941%	4/13/28	324,000		170,709	(e)(k)(l)

Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	1,400,000		1,400,588	(e)(k)(l)(m)

Total Consumer Discretionary					1,571,297

FINANCIALS - 1.3%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.941%	8/2/28	400,000		397,900	(e)(k)(l)

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.2%
Blackhawk Network Holdings Inc., Term Loan	—	2/27/29	240,000	$238,050	(m)

Financial Services - 0.9%
Boost Newco Borrower LLC, Initial USD Term Loan (1 mo. Term SOFR + 3.000%)	8.326%	1/31/31	1,050,000	1,055,250	(e)(k)(l)(m)
Nexus Buyer LLC, Amendment No. 5 Term Loan	—	12/11/28	400,000	396,000	(m)

Total Financial Services				1,451,250

Total Financials				2,087,200

INDUSTRIALS - 1.0%
Building Products - 0.1%
ACProducts Holdings Inc., Initial Term Loan	—	5/17/28	200,000	180,023	(m)

Passenger Airlines - 0.9%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/22/31	1,450,000	1,450,906	(e)(k)(l)(n)

Total Industrials				1,630,929

INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan	—	4/27/28	800,000	666,128	(m)

Software - 0.4%
DCert Buyer Inc., First Lien Initial Term Loan	—	10/16/26	700,000	695,825	(m)

Total Information Technology				1,361,953

Total Senior Loans (Cost - $7,346,917)				7,288,579

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
U.S. Government Obligations - 2.8%
U.S. Treasury Notes	4.125%	1/31/25	1,730,000	1,715,074
U.S. Treasury Notes	2.750%	5/31/29	2,150,000	1,997,526
U.S. Treasury Notes	3.500%	2/15/33	1,000,000	943,477

Total U.S. Government & Agency Obligations (Cost - $4,673,367)				4,656,077

CONVERTIBLE BONDS & NOTES - 1.7%
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,220,000	1,204,811
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,900,000	1,729,125

Total Convertible Bonds & Notes (Cost - $3,165,495)				2,933,936

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (0) -1.6%
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	320,000	$269,827	(a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	540,000	464,011	(a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.350%	8/15/48	519,000	435,659	(e)
GS Mortgage Securities Corp., 2024-70P E	8.666%	3/10/41	330,000	332,422	(a)(e)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.559%	12/15/48	510,000	434,113	(e)
Morgan Stanley Capital Trust, 2016- BNK2 B	3.485%	11/15/49	530,000	430,868
UBS Commercial Mortgage Trust, 2018- C15 C	5.140%	12/15/51	345,000	306,998	(e)

Total Collateralized Mortgage Obligations (Cost - $2,499,256)				2,673,898

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $12,086)		5/28/28	12,623	5,112	*

			Shares
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $637,539)			77,972,021	0	*(f)(n)(p)

Total Investments before Short-Term Investments (Cost - $223,049,137)				234,614,867

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.5%
U.S. TREASURY BILLS - 3.9%
U.S. Treasury Bills	4.377%	3/5/24	4,000,000	3,997,660	(q)
U.S. Treasury Bills	5.042%	3/12/24	2,500,000	2,495,971	(q)

Total U.S. Treasury Bills (Cost - $6,493,635)				6,493,631

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,098,877)	5.272%	1,098,877	$1,098,877	(r)(s)

Total Short-Term Investments (Cost - $7,592,512)			7,592,508

Total Investments - 144.7% (Cost - $230,641,649)			242,207,375

Liabilities in Excess of Other Assets - (44.7)%			(74,838,759)

Total Net Assets - 100.0%			$167,368,616

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	17

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	The coupon payment on this security is currently in default as of February 29, 2024.

(j)	The maturity principal is currently in default as of February 29, 2024.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan has not settled as of February 29, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(n)	Security is valued using significant unobservable inputs (Note 1).

(o)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Value is less than $1.

(q)	Rate shown represents yield-to-maturity.

(r)	Rate shown is one-day yield as of the end of the reporting period.

(s)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $1,098,877 and the cost was $1,098,877 (Note 2).

See Notes to Schedule of Investments.

18	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At February 29, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.700%	2/6/2024	3/12/2024		$3,021,181	Corporate Bonds & Notes	$3,172,084
Goldman Sachs Group Inc.	5.850%	10/20/2023	TBD	***	1,132,651	Corporate Bonds & Notes	1,550,827
Goldman Sachs Group Inc.	6.000%	12/14/2023	TBD	***	793,087	Corporate Bonds & Notes	1,133,781

					$4,946,919		$5,856,692

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***TBD

— To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 29, 2024.

At February 29, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	135,493	USD	147,694	Citibank N.A.	4/19/24	$(947)
USD	7,184,728	EUR	6,519,829	Citibank N.A.	4/19/24	123,363
USD	2,931,603	GBP	2,299,188	Citibank N.A.	4/19/24	28,452
CAD	28,985	USD	21,649	Morgan Stanley & Co. Inc.	4/19/24	(275)

Net unrealized appreciation on open forward foreign currency contracts						$150,593

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	19

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this table:

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return.

Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	21

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Western Asset Global High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$182,932,363	—		$182,932,363
Sovereign Bonds	—	34,124,902	—		34,124,902
Senior Loans:
Industrials	—	180,023	$1,450,906		1,630,929
Other Senior Loans	—	5,657,650	—		5,657,650
U.S. Government & Agency Obligations	—	4,656,077	—		4,656,077
Convertible Bonds & Notes	—	2,933,936	—		2,933,936
Collateralized Mortgage Obligations	—	2,673,898	—		2,673,898
Warrants	$5,112	—	—		5,112
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	5,112	233,158,849	1,450,906		234,614,867

Short-Term Investments†:
U.S. Treasury Bills	—	6,493,631	—		6,493,631
Money Market Funds	1,098,877	—	—		1,098,877

Total Short-Term Investments	1,098,877	6,493,631	—		7,592,508

Total Investments	$1,103,989	$239,652,480	$1,450,906		$242,207,375

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$151,815	—		$151,815

Total	$1,103,989	$239,804,295	$1,450,906		$242,359,190

Western Asset Global High Income Fund Inc. 2024 Quarterly Report	23

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,222	—	$1,222

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 29, 2024. The following transactions were effected in such company for the period ended February 29, 2024.

	AFFILIATE VALUE AT MAY 31, 2023	PURCHASED		SOLD
		COST	SHARES	PROCEEDS	SHARES
Western Asset Premier Institutional Government Reserves, Premium Shares	$263,193	$55,437,631	55,437,631	$54,601,947	54,601,947

(CONT’D)	REALIZED GAIN (LOSS)	DIVIDEND INCOME	NET INCREASE (DECREASE) IN UNREALIZED APPRECIATION (DEPRECIATION)		AFFILIATE VALUE AT FEBRUARY 29, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$70,835	—		$1,098,877

24	Western Asset Global High Income Fund Inc. 2024 Quarterly Report